PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.3%
Asset-Backed Securities 12.3%
Canada 0.1%
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,194	$867,142
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	285,571
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	360,396
					1,513,109
Cayman Islands 3.6%
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.630(c)	07/18/30		4,191	4,192,846
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/30/31		13,628	13,647,946
Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.599(c)	04/20/31		10,546	10,562,698
Elevation CLO Ltd., Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.856(c)	07/15/29		88	88,577
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.279(c)	02/20/31		2,000	1,991,421
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	07/20/31		1,567	1,569,045
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.356(c)	07/15/31		5,750	5,731,453
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.826(c)	10/15/34		15,000	14,976,613
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.328(c)	04/17/31		2,000	1,999,966
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.629(c)	04/20/31		4,022	4,023,137

Race Point CLO Ltd., Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.669(c)	02/20/30		6,397	6,390,217

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.742%(c)	05/07/31		4,756	$4,764,826
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	7.342(c)	05/07/31		6,500	6,480,534
Series 2017-10A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.129(c)	04/20/29		10,000	10,040,867

Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.556(c)	04/25/31		3,611	3,616,682
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.766(c)	07/15/31		8,500	8,505,957
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.866(c)	04/15/30		343	344,152
					98,926,937
Ireland 7.1%
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.818(c)	04/25/34	EUR	4,000	4,259,176
Ares European CLO DAC, Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.192(c)	04/15/30	EUR	8,000	8,515,377
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,252	1,312,849
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.542(c)	04/15/31	EUR	10,000	10,675,458
Bosphorus CLO DAC, Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.806(c)	05/25/34	EUR	20,000	21,288,964
Capital Four CLO DAC, Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.992(c)	01/15/34	EUR	23,000	24,610,040
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.302(c)	08/15/30	EUR	9,500	10,097,321
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.675(c)	03/15/32	EUR	19,992	21,388,610

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.992%(c)	01/15/34	EUR	15,000	$16,031,209
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	11,197,617

Hayfin Emerald CLO DAC, Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.094(c)	11/17/32	EUR	18,500	19,929,682
Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.848(c)	04/25/34	EUR	5,000	5,347,845
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	30,656,925
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	1,951	2,039,491
Providus CLO DAC, Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.592(c)	07/15/31	EUR	7,500	7,986,503
Rathlin Residential DAC, Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.868(c)	09/27/75	EUR	801	854,191
					196,191,258
Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2, Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.956(c)	11/25/60	EUR	401	411,747
TFS,
Series 2018-03, Class A1^	0.000(s)	02/15/39	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.130(c)	03/15/26	EUR	2,790	2,562,303
					2,974,051
United Kingdom 0.1%
Newday Funding Master Issuer PLC, Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	6.423(c)	03/15/29		3,500	3,500,669

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States 1.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.902%(c)	08/25/32	143	$140,368
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.300(c)	08/25/32	96	95,992

Bayview Opportunity Master Fund Trust, Series 2024-CAR1F, Class A, 144A	6.971	09/28/28	2,000	2,014,850
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	6.050(c)	05/25/33	389	381,471
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,688	1,476,038
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	5.930(c)	01/25/34	388	372,154
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,214,396
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	980	1,047,348
Series 2020-02, Class R, 144A	31.355	02/25/28	550	610,315
Series 2021-01, Class E, 144A	2.365	09/25/28	57	56,400
Series 2021-01, Class F, 144A	4.280	09/25/28	600	586,483
Series 2021-01, Class R, 144A	28.348	09/25/28	1,849	2,163,944
Series 2021-02, Class F, 144A	4.393	12/26/28	600	582,578
Series 2021-03, Class F, 144A	3.694	02/26/29	600	574,828
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	686,311
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	665	627,921
Series 2019-A, Class R, 144A	0.000	10/25/48	1,689	348,008

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,017,048
Long Beach Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	6.305(c)	07/25/34	96	94,280
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	937	917,411
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.350(c)	04/25/34	763	723,831

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)	6.650%(c)	08/25/35	14	$13,064
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	09/25/33	59	58,615
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	6.430(c)	02/25/33	72	71,654
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,259,051
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36	1,300	1,331,538
Series 2023-02A, Class D, 144A	7.520	09/15/36	3,700	3,836,302
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	853	853,764
Series 2023-B, Class F, 144A	12.240	12/15/33	800	804,686

Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	1,300	1,256,528
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	799,271
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	279,212

Santander Drive Auto Receivables Trust, Series 2023-06, Class C	6.400	03/17/31	500	519,615
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.700(c)	11/29/24	2,118	2,117,664
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.250(c)	06/25/24	4,730	4,670,205
Towd Point Mortgage Trust, Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	800	799,875
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.728(c)	01/17/31	1,870	1,870,506
				36,273,525

Total Asset-Backed Securities (cost $368,563,925)				339,379,549

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 7.6%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	1,609	$1,117,098
United Kingdom 0.9%
Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.822(c)	05/17/31	GBP	546	685,519
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	6.722(c)	08/17/31	GBP	4,945	6,205,537
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.972(c)	08/17/31	GBP	8,117	10,145,907
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.322(c)	08/17/31	GBP	6,750	8,407,301
					25,444,264
United States 6.6%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $909,111; purchased 05/09/18)(f)	3.203(cc)	05/15/35		1,000	719,914
Series 2018-20TS, Class H, 144A (original cost $885,052; purchased 05/09/18)(f)	3.203(cc)	05/15/35		1,000	699,914

BANK, Series 2017-BNK05, Class A3	3.020	06/15/60		2,870	2,829,800
Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,165,731
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.448(c)	10/15/36		2,805	2,787,469
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.748(c)	10/15/36		7,416	7,342,089
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.098(c)	10/15/36		22,142	21,521,389

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52		14,419	14,158,572
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25		9,249	8,754,404
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.596(cc)	05/10/47		27,500	275
Series 2016-GC37, Class XB, IO	0.844(cc)	04/10/49		33,868	417,112
Series 2016-P04, Class XB, IO	1.469(cc)	07/10/49		9,100	248,188
Series 2017-P08, Class A2	3.109	09/15/50		1,767	1,683,625

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.219%(c)	11/15/37	4,399	$4,387,885
Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.293(cc)	08/10/47	50,000	22,390
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.531(c)	05/15/36	14,090	14,036,609
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	845	813,872
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	3,000	1,892,340
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	500	410,705
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	8.115(c)	11/15/38	13,584	13,210,623
FHLMC Multifamily Structured Pass-Through Certificates,
Series K043, Class X1, IO	0.626(cc)	12/25/24	11,213	37,549
Series K049, Class X1, IO	0.673(cc)	07/25/25	36,570	233,815
Series K052, Class X1, IO	0.760(cc)	11/25/25	11,241	101,812
Series K053, Class X1, IO	1.007(cc)	12/25/25	43,147	569,944
Series K054, Class X1, IO	1.286(cc)	01/25/26	28,899	522,053
Series K058, Class X1, IO	1.036(cc)	08/25/26	38,777	728,963
Series K090, Class X1, IO	0.855(cc)	02/25/29	22,798	710,073
Series K111, Class X1, IO	1.680(cc)	05/25/30	29,210	2,246,827
Series K113, Class X1, IO	1.482(cc)	06/25/30	118,338	8,193,732
Series K114, Class X1, IO	1.210(cc)	06/25/30	75,102	4,311,559
Series K116, Class X1, IO	1.527(cc)	07/25/30	48,856	3,461,740
Series K121, Class X1, IO	1.117(cc)	10/25/30	125,990	6,635,977
Series KG03, Class X1, IO	1.478(cc)	06/25/30	100,917	6,808,140
Series Q001, Class XA, IO	2.106(cc)	02/25/32	5,444	407,725

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.682(c)	08/01/24	17,250	17,109,526
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)^	7.026(c)	11/21/35	7,700	6,514,385
Series 2021-RENT, Class D, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)^	7.326(c)	11/21/35	4,454	3,701,152

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.598%(cc)	04/10/47		30,000	$300
Series 2014-GC22, Class XB, IO	0.448(cc)	06/10/47		35,000	19,478
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47		83,262	7,868
Series 2014-GC26, Class XB, IO	0.444(cc)	11/10/47		56,483	100,817

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.109	07/15/50		2,240	2,124,327
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53		5,000	3,922,171
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		5,564	1,995,117
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		1,700	1,403,561
Series 2020-HR08, Class XB, IO	1.001(cc)	07/15/53		54,413	2,626,592

ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.547(c)	03/15/36		1,500	1,402,500
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.086(cc)	07/15/48		24,000	460,531
Series 2016-LC24, Class XB, IO	1.122(cc)	10/15/49		20,910	457,356
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	7.298(c)	05/15/31		1,800	1,754,755
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.848(c)	05/15/31		1,700	1,648,725
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.948(c)	05/15/31		2,200	2,057,319
					183,379,295

Total Commercial Mortgage-Backed Securities (cost $226,857,959)					209,940,657
Corporate Bonds 46.1%
Australia 0.0%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	278,381
Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	9,284	11,013,673
Gtd. Notes	6.625	01/16/34	GBP	7,100	8,523,554

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Petrobras Global Finance BV, (cont’d.)
Gtd. Notes, EMTN	6.250%	12/14/26	GBP	2,000	$2,534,372

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	201,852
					22,273,451
Bulgaria 0.4%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	13,000	12,227,107
Canada 0.8%
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	46,847
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	52,745
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26		3,026	3,050,783
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29		375	381,563
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,206	2,200,022
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,059,000
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,109,750
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,513,781
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		1,340	1,113,199
Sr. Unsec’d. Notes	3.750	02/15/52		955	691,132

MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		330	334,538
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,477,500
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,427,280
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	485,026
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,329,164
Sr. Unsec’d. Notes	6.000	08/15/40		4,142	4,204,663
					22,476,993

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China 0.6%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800%	10/27/30	CNH	55,000	$8,080,819
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,099	1,069,209
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	3,864,003
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,315,844
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	544,030
Gtd. Notes	3.400	05/01/30		725	660,149
					16,534,054
Denmark 0.2%
Danske Bank A/S,
Sr. Non-Preferred Notes, 144A	1.621(ff)	09/11/26		4,645	4,360,243
Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25		1,095	1,070,122
					5,430,365
France 2.0%
Banque Federative du Credit Mutuel SA, Sr. Preferred Notes, Series 19	0.999	10/15/25	JPY	200,000	1,363,375
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		23,127	20,188,548
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		5,220	4,419,359
Sr. Preferred Notes, 144A	5.335(ff)	06/12/29		2,450	2,484,652
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	233,086

BPCE SA, Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	1,980,431
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,146,919
Credit Agricole Corporate & Investment Bank SA, Sr. Preferred Notes, EMTN	2.670	02/20/24	NZD	1,400	853,525
Credit Agricole SA, Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	235,085
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	6,850	7,399,686
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,878,605
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		1,685	1,388,600
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		4,915	4,127,575

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Societe Generale SA, (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN	6.691%(ff)	01/10/34		805	$840,746
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	10,000	1,319,953
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	139,499
					53,999,644
Germany 0.4%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	543,701
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.129(ff)	11/24/26		3,760	3,536,111
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,301,608
					11,381,420
Hong Kong 0.4%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,300	9,084,355
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	548,544
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	413,695
					10,046,594
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,590,653
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	4.035(c)	07/24/26	EUR	5,100	5,369,724
India 0.6%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	11,445	11,815,116
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	5,000	4,757,944
					16,573,060

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Indonesia 0.4%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315%	04/14/32		1,890	$1,831,145
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	581,316
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,636	2,797,135
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	6,123,922
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	955,016
					12,288,534
Israel 0.6%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	501,750
Sr. Sec’d. Notes	7.875	12/15/26		5,889	6,092,583
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,473,523
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	9,158,187
					17,226,043
Italy 0.4%
Intesa Sanpaolo SpA,
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54		1,140	1,161,530
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,182,267

UniCredit SpA, Sr. Preferred Notes, 144A	1.982(ff)	06/03/27		8,485	7,814,353
					10,158,150
Jamaica 0.3%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $144,131; purchased 11/14/23)(f)^	0.000	12/31/30		128	144,131
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $40; purchased 11/14/23)(f)^	0.000	12/31/30		400	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $11,973; purchased 11/14/23)(f)^	0.000	12/31/30		5	11,973
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $24; purchased 11/14/23)(f)^	0.000	12/31/30		237	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $7,546,943; purchased 01/29/24 - 01/30/24)(f)	9.000%	05/25/27		8,173	$7,707,054
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500% (original cost $817,111; purchased 01/30/24)(f)	10.500	11/25/28		1,266	835,621
					8,698,779
Japan 0.3%
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608	07/14/31		2,070	1,714,279
Sr. Unsec’d. Notes	2.999	01/22/32		7,475	6,273,109

Nomura International Funding Pte Ltd., Gtd. Notes, EMTN	3.130	01/07/31	CNH	10,000	1,293,483
					9,280,871
Luxembourg 0.4%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	9,138,642
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,143,962
					11,282,604
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,254,113
Mexico 1.6%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		10,590	8,895,600
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	360,712
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,573,281
Petroleos Mexicanos,
Gtd. Notes	5.950	01/28/31		1,000	735,180
Gtd. Notes	6.840	01/23/30		4,050	3,480,003
Gtd. Notes	9.500	09/15/27		2,000	1,904,920
Gtd. Notes, EMTN	2.750	04/21/27	EUR	4,500	4,145,835

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes, EMTN	4.875%	02/21/28	EUR	21,500	$20,533,975
U.S. Gov’t. Gtd. Notes, 3 Month SOFR + 0.692%	6.071(c)	02/15/24		188	187,341
					42,816,847
Netherlands 0.5%
ABN AMRO Bank NV,
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		5,800	5,888,887
Sub. Notes, 144A, MTN	4.750	07/28/25		500	491,851
Cooperatieve Rabobank UA,
Sr. Preferred Notes, EMTN	2.750	03/04/24	NZD	376	229,170
Sr. Preferred Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	277,283
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	2,882	1,817,452

OCI NV, Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	2,925	3,115,592
TMNL Holding BV, Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,333,715
					14,153,950
Norway 0.1%
Equinor ASA, Gtd. Notes	6.800	01/15/28		2,140	2,294,358
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		87	85,910
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	3.002(s)	06/02/25		487	459,348
					545,258
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	3,953,522
Poland 0.3%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	594,926
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		600	601,440
Gov’t. Gtd. Notes, EMTN	0.500	07/08/31	EUR	500	418,771

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Poland (cont’d.)
Bank Gospodarstwa Krajowego, (cont’d.)
Gov’t. Gtd. Notes, EMTN	1.750%	05/06/26	EUR	4,700	$4,868,182
Gov’t. Gtd. Notes, EMTN	3.000	05/30/29	EUR	300	313,673
					6,796,992
Qatar 0.0%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,027,889
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	162,586
					1,190,475
Russia 0.7%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	2,458,592
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	7,927	8,639,463
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	3,025,960
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	930,600
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,276,030
					19,330,645
Slovenia 0.6%
United Group BV,
Sr. Sec’d. Notes(a)	3.625	02/15/28	EUR	5,275	5,191,336
Sr. Sec’d. Notes	4.000	11/15/27	EUR	200	202,372
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	101,150
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	3,946,911
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	6,500	6,517,377
					15,959,146
South Africa 0.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,311,188
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,655,000
					12,966,188

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Korea 0.7%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830%	08/10/27	SEK	74,000	$6,789,038
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	941,920
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	6,979,288
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,132,438
					19,842,684
Spain 0.5%
Banco Santander SA,
Sr. Preferred Notes	3.306	06/27/29		1,600	1,462,782
Sub. Notes	2.749	12/03/30		600	494,075

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	11,016,159
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%^	11.000	09/30/26(d)	EUR	1,126	364,933
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	185	198,142
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%^	13.625	11/30/27(d)		453	2,265
					13,538,356
Supranational Bank 0.6%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,727,683
African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	254,250
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	1,972,996
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	846,801
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	629,550

Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	33,814
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	67,033
Sr. Unsec’d. Notes	2.330(ff)	05/31/26		4	3,750
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	3,934,456
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,717,077

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
International Bank for Reconstruction & Development, (cont’d.)
Sr. Unsec’d. Notes, MTN	2.700%	12/28/37		300	$236,341
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,362,129
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,391,959
					15,177,839
Switzerland 0.9%
Credit Suisse AG, Sr. Unsec’d. Notes, EMTN	3.550	05/27/31	CNH	10,000	1,283,066
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	5,916,750
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	11,914,061
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,364,372
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	851,907
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	2,022,701
					23,352,857
United Arab Emirates 0.4%
ADCB Finance Cayman Ltd., Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,454,892
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	900	930,077
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	3,600	4,265,732
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,180,473
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,268	1,475,794
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	301,911
					10,608,879
United Kingdom 2.8%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,440,709
Barclays PLC,
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,140,553
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	642,724
Sub. Notes(a)	7.119(ff)	06/27/34		3,780	3,970,430

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	14,700	17,633,760

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	6,700	$7,741,927
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	14,181,067
Constellation Automotive Financing PLC, Sr. Sec’d. Notes	4.875	07/15/27	GBP	5,000	5,306,882
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,098,153
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,758,816
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,236,498

Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		1,200	761,928
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		2,250	2,211,263
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,452,880
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	7,275,712
					77,853,302
United States 26.8%
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	639,353
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	602,571
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	543,315
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	4,023,417

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		2,310	2,089,125
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	2,882,649
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	1,342	1,380,598
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		1,425	1,358,310
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		3,550	3,634,036
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	575,338

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Gtd. Notes, 144A	9.000%	11/01/27		579	$735,150
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,865,044

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	6,517,247
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	78,729
Sr. Unsec’d. Notes	3.500	09/15/53		656	467,139
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	7,237,394
Sr. Unsec’d. Notes	5.400	02/15/34		1,120	1,149,241
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,229,910
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	100,517
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,175,311

Ball Corp., Gtd. Notes	6.000	06/15/29		900	908,213
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	5,900,823
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		19,350	17,136,827
Sub. Notes	6.800	03/15/28		377	403,201
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	699,398

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		400	221,569
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	1,113,700
Gtd. Notes, 144A	5.000	02/15/29		175	72,625
Gtd. Notes, 144A	5.250	01/30/30		5,500	2,216,170
Gtd. Notes, 144A	5.250	02/15/31		2,000	835,000
Gtd. Notes, 144A	6.250	02/15/29		400	168,000
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,341,277
Gtd. Notes	6.750	03/15/25		2,075	2,074,486
Gtd. Notes	7.250	10/15/29		1,600	1,608,186
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	10,564,144
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	606,947
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,715,332

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	4,039,915
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	4,809,063
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,564,816

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Brixmor Operating Partnership LP, (cont’d.)
Sr. Unsec’d. Notes	4.125%	05/15/29		2,865	$2,718,627
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	3,003,944
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		4,626	3,791,152
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,935,313
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,672,862
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		525	479,427

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A(h)	1.950	02/28/34		10,331	8,647,104
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,559,067
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	1,977,567
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		5,000	4,778,821

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28		2,475	2,709,960
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A	4.375	05/29/25	EUR	3,900	4,245,245
Sr. Unsec’d. Notes, 144A	4.500	11/29/32	EUR	3,000	3,431,179
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		9,500	8,005,754
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		2,675	2,192,821

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		7,675	7,185,432
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		675	597,279
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,230	1,126,382
Gtd. Notes	5.375	03/15/44		3,560	3,422,209

Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		1,600	1,646,527
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	2,996,535
Sr. Sec’d. Notes	3.900	06/01/52		695	455,104
Sr. Sec’d. Notes	6.384	10/23/35		17	17,136
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		650	646,816
Gtd. Notes, 144A	5.875	02/01/29		600	595,860

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	676,884

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.790%	09/28/28	HKD	6,000	$739,328
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	17,766,377
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,372,856
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,520,927
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,487
Sub. Notes	6.174(ff)	05/25/34		1,280	1,328,188

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,141,935
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30		2,792	2,782,445
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28		4,000	4,084,289
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,025	3,455,623
Sr. Unsec’d. Notes(a)	5.375	11/15/27		2,625	2,563,070
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	926,547
Gtd. Notes, 144A	4.625	06/01/30		1,125	995,106

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $3,451,125; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)		3,740	252,450
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49		2,480	2,146,768
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		4,950	2,920,619
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		538	535,848
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		88	120,977
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,540,281
Jr. Sub. Notes, Series H(a)	6.500(ff)	11/15/26(oo)		5,045	4,876,380
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,048,670
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,359,339
Sr. Unsec’d. Notes	6.050	12/01/26		6,665	6,845,551

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	221,930
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,721,485

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43		8,415	$6,929,180
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	195,388
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	321,238
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,481,744
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		2,200	2,100,174
Sr. Unsec’d. Notes(a)	5.400	04/01/48		2,050	1,869,047
Sr. Unsec’d. Notes	6.250	10/02/43		2,705	2,761,970

General Motors Financial Co., Inc., Gtd. Notes	3.850	01/05/28		2,900	2,775,429
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,350	2,317,890
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,005,929
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	10,276,604
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	1,986,854
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,457,579
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,150,878
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	133,035
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	686,059
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,244,635
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	66,246
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.979(c)	06/30/25	EUR	2,227	2,333,266
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.937(c)	08/12/25	EUR	3,216	3,437,578
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,679,619
Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap N/A, Floor 0.000%)	5.650(c)	11/30/24		40	39,550

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.722(c)	05/31/25		19,100	18,049,500
HCA, Inc.,
Gtd. Notes	5.250	06/15/49		1,500	1,385,972
Gtd. Notes	5.625	09/01/28		700	713,079
Gtd. Notes	7.500	11/06/33		2,000	2,255,591

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes, MTN	7.750%	07/15/36		2,000	$2,324,435

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,000	1,074,290
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,669,318
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,439,042

Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	5.937(c)	09/15/30		800	799,849
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	5,342,872
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29		1,505	1,555,072
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		4,000	3,863,120
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	1,818,760
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	5.125	02/01/28		1,373	1,361,282
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,603,699
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		3,706	3,461,263
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	22,870,965
Sr. Unsec’d. Notes	5.012(ff)	01/23/30		8,300	8,343,693

JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	4,025,305
KB Home, Gtd. Notes	6.875	06/15/27		1,650	1,701,377
Kimco Realty OP LLC, Gtd. Notes	2.250	12/01/31		4,160	3,384,683
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	13,880
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	68,455
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,479,557

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	70,337

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes, 144A (original cost $250,750; purchased 11/03/23 - 11/08/23)(f)	4.250%	07/01/28		425	$238,000
Gtd. Notes, 144A (original cost $131,750; purchased 11/03/23)(f)	4.625	09/15/27		200	123,000
Sr. Sec’d. Notes, 144A (original cost $4,062,655; purchased 12/05/19)(f)	3.400	03/01/27		4,042	3,971,265
Sr. Sec’d. Notes, 144A (original cost $852,750; purchased 11/03/23)(f)	10.500	05/15/30		900	896,956

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50		90	69,971
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,371,507
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		9,050	9,861,132
Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	7,907,961
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,575	5,048,280
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		425	396,309
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	409,964
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,588,016

MetLife, Inc., Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,930,299
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,119,546
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	9,938,766
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		5,575	5,619,932
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		17,400	10,853,250
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	06/26/43	MXN	16,700	171,032
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	09/25/43	MXN	33,900	341,610
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	102,571
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,085,916
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,789,066
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,766,097
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,455,314
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,053,833

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		515	498,684

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125%	12/15/30		225	$202,594
Gtd. Notes, 144A	5.500	08/15/28		2,265	2,156,210
Gtd. Notes, 144A	6.000	01/15/27		735	723,830
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	684,424
Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,538,423

Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	37,320
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		1,500	1,268,037
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30		7,350	6,602,591
Gtd. Notes	4.450	09/01/49		1,340	1,100,018
Gtd. Notes	5.550	11/01/26		2,080	2,115,137
Gtd. Notes	5.650	11/01/28		1,510	1,557,016
Gtd. Notes(a)	6.050	09/01/33		5,600	5,877,209
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	730,914
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31		1,725	1,483,355

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		725	676,392
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		1,942	1,811,817
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,825	1,889,928
Pilgrim’s Pride Corp., Gtd. Notes	4.250	04/15/31		4,550	4,099,197
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		2,325	2,087,597
Procter & Gamble Co. (The), Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%	5.346(c)	12/15/54		587	577,733
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,135,384
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,641,822
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	9,334,027
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,193,801
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		480	431,756
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	5,300	6,023,031

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25		4,525	$4,477,816
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		10	9,775
Southwestern Energy Co., Gtd. Notes	5.375	02/01/29		2,000	1,956,585
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		1,985	2,438,512
Sprint LLC, Gtd. Notes	7.625	02/15/25		300	304,944
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	4,134,766
Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31		3,645	3,052,516
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,509,690
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,583,804
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,708,902
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		175	167,144
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		850	845,055
Sr. Sec’d. Notes	4.250	06/01/29		600	556,196
Sr. Sec’d. Notes	4.375	01/15/30		150	138,667
Sr. Sec’d. Notes	5.125	11/01/27		1,955	1,900,475

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.092(c)	09/30/24		10,924	10,855,861
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	456,329
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	2,100	2,325,571

Time Warner Cable Enterprises LLC, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,364,046
Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		88	81,660
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30		3,280	3,308,994
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		780	797,471
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		2,345	2,530,968

U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	15,722,268

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

UGI International LLC, Gtd. Notes, 144A	2.500%	12/01/29	EUR	8,225	$7,845,129
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,620,751
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	879,965
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	220,016
Gtd. Notes	3.875	02/15/31		391	352,710
Gtd. Notes(a)	4.875	01/15/28		3,115	3,039,865
Gtd. Notes	5.250	01/15/30		2,340	2,298,933

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,300,397
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,382,187
Ventas Realty LP, Gtd. Notes	2.500	09/01/31		7,995	6,573,845
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,521,216
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	894,852
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	552,927
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,997,843
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,336,952
Gtd. Notes	4.000	06/22/50		3,240	2,291,769

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,855,883
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,582,455
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,684,288
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,409,384
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	14,130,416
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		4,355	3,860,771
Gtd. Notes	5.141	03/15/52		2,610	2,246,030
Gtd. Notes	5.391	03/15/62		154	132,726
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,674,057
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	928,423
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,857,683
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30		6,615	6,662,467

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Welltower OP LLC,
Gtd. Notes	2.050%	01/15/29		3,100	$2,723,010
Gtd. Notes	2.800	06/01/31		10,300	8,913,990
Gtd. Notes	3.100	01/15/30		5,600	5,071,320

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	8,922,058
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32		735	749,670
					742,330,700

Total Corporate Bonds (cost $1,436,157,508)					1,275,082,538
Floating Rate and Other Loans 0.8%
Jamaica 0.0%
Digicel International Finance Ltd., Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27		440	405,524
United Kingdom 0.8%
Constellation Automotive Group Ltd., Facility B2 (First Lien), SONIA + 4.750%	9.938(c)	07/28/28	GBP	3,850	4,539,310
EG Group Ltd., Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.925(c)	04/30/27	EUR	16,813	16,523,170
					21,062,480
United States 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	15.453(c)	05/25/26		247	233,851
Second Lien Term Loan	8.175	08/24/26		7,155	466,543

Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%^	7.197(c)	03/01/27		390	374,400

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)
Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.697%(c)	03/15/27	150	$102,848
Term Loan	—(p)	06/01/28	110	99,071
				1,276,713

Total Floating Rate and Other Loans (cost $28,945,467)				22,744,717
Municipal Bond 0.2%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $5,723,889)	0.000(cc)	11/01/43	9,898	5,493,549
Residential Mortgage-Backed Securities 4.1%
United States
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.328(c)	07/01/26	2,308	2,307,717
Bellemeade Re Ltd., Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.745(c)	09/25/31	1,200	1,197,936
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.509(c)	01/25/40	348	353,031
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.445(c)	10/25/41	1,000	1,024,690
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.895(c)	10/25/41	240	241,351
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.495(c)	12/25/41	340	348,282
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.245(c)	12/25/41	100	100,904

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.445%(c)	03/25/42	1,200	$1,249,472
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.045(c)	07/25/43	270	280,568
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845(c)	10/25/43	680	702,765

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	3.385(cc)	03/25/59	1,892	1,884,303
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.045(c)	10/25/33	2,135	2,145,037
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.795(c)	04/25/34	3,500	3,582,031
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.345(c)	09/26/33	700	702,303
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	8.645(c)	11/25/41	260	267,626
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.345(c)	11/25/41	1,440	1,450,786

Fannie Mae REMIC, Series 2012-107, Class GI, IO	3.500	09/25/27	1,131	32,160
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.345(c)	12/25/50	400	419,252
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.709(c)	09/25/50	1,123	1,234,451
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.345(c)	11/25/50	595	657,749

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.945%(c)	11/25/50	1,287	$1,314,664
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.995(c)	01/25/51	2,995	3,116,687
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.145(c)	01/25/51	8,261	8,341,681
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.745(c)	08/25/33	1,700	1,849,167
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.845(c)	10/25/33	600	658,878
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	10/25/33	250	252,970
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.395(c)	01/25/34	2,430	2,560,516
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.995(c)	01/25/34	1,061	1,065,769
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.745(c)	10/25/41	320	328,993
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.845(c)	10/25/41	100	99,905
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.145(c)	11/25/41	830	835,186
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.345(c)	08/25/33	13,800	14,644,904
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.595(c)	08/25/33	15,687	15,947,046

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.495%(c)	12/25/33	2,000	$2,141,260
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.695(c)	09/25/41	150	153,636
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	09/25/41	3,350	3,364,560
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.695(c)	12/25/41	2,350	2,358,084
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.195(c)	01/25/42	300	300,564
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845(c)	01/25/42	100	100,928
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.745(c)	02/25/42	700	714,871
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.695(c)	05/25/42	300	315,541

Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43	4,100	677,969
GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	10,506	10,062,760
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.109(c)	05/25/29	378	378,000
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.145(c)	01/25/34	4,790	4,844,817

Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	6.882(cc)	10/25/59	4,530	4,527,673
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.200(c)	01/25/48	470	451,355

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

Oaktown Re VI Ltd., Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.395%(c)	10/25/33		911	$912,820
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.945(c)	04/25/34		1,278	1,277,941
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.245(c)	04/25/34		700	709,510

PMT Credit Risk Transfer Trust, Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.201(c)	05/30/25		1,529	1,529,454
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month SOFR + 3.515% (Cap N/A, Floor 0.115%)	8.851(c)	08/25/25		1,504	1,511,380
Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.045(c)	11/25/31		5,100	5,220,893

Total Residential Mortgage-Backed Securities (cost $110,046,327)					112,752,796
Sovereign Bonds 25.0%
Andorra 0.0%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	368,346
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	546,802
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	1,637,456	1,255,295
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	64,960	50,674
Sr. Unsec’d. Notes	0.670	12/31/38	JPY	1,812	1,413
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	64,884	68,332
					1,922,516

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Austria 0.1%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375%	12/01/34	CAD	2,143	$1,745,960
Brazil 0.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		20,912	20,615,812
Brazilian Government International Bond,
Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	600,860
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		208	208,000
					21,424,672
Bulgaria 0.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	8,131,452
Canada 0.0%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	524,189
City of Toronto, Unsec’d. Notes	3.250	06/24/46	CAD	1,000	608,753
					1,132,942
Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	505,000	523,100
Chile Government International Bond, Sr. Unsec’d. Notes(a)	1.440	02/01/29	EUR	1,884	1,845,160
					2,368,260
China 1.9%
China Government Bond,
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	563,844
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	285,639
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,701,599
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,384,322
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	40,000	6,106,461
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	11,610,507
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	9,673,621
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,332,163
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	7,931,280

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/22/34	CNH	24,000	$3,810,457

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	580,101
					51,979,994
Colombia 2.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,696,500
Sr. Unsec’d. Notes	8.375	02/15/27		3,168	3,366,190
Sr. Unsec’d. Notes	9.850	06/28/27	COP	17,662,000	4,340,190
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,172,940
Sr. Unsec’d. Notes, EMTN(a)	3.875	03/22/26	EUR	47,879	50,707,979
					61,283,799
Cyprus 0.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	5,826,137
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,643,183
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,694	4,957,957
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	10,571,412
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,660,889
					25,659,578
Denmark 0.1%
Denmark Government Bond,
Bonds	1.750	11/15/25	DKK	3,520	503,044
Bonds	4.500	11/15/39	DKK	1,800	328,439
Bonds, Series 10YR	0.500	11/15/27	DKK	12,110	1,646,759
Bonds, Series 10YR	0.500	11/15/29	DKK	4,300	566,725
Bonds, Series 30YR	0.250	11/15/52	DKK	5,000	397,126
					3,442,093
Egypt 0.0%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	612,757

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Finland 0.1%
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050%	09/24/32	SEK	13,000	$1,227,140
France 0.8%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	21,582,852
French Republic Government Bond OAT, Bonds, 144A(k)	0.500	05/25/72	EUR	100	42,942
					21,625,794
Germany 0.0%
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	25,858
Greece 2.9%
Hellenic Republic Government Bond,
Bonds	4.300(cc)	02/24/25	EUR	1	1,087
Bonds	4.300(cc)	02/24/29	EUR	1	1,084
Bonds	4.300(cc)	02/24/30	EUR	2	2,162
Bonds	4.300(cc)	02/24/31	EUR	34	36,649
Bonds	4.300(cc)	02/24/32	EUR	60	64,362
Bonds	4.300(cc)	02/24/36	EUR	2	2,056
Bonds	4.300(cc)	02/24/39	EUR	1	1,052
Sr. Unsec’d. Notes, 144A(a)	1.875	02/04/35	EUR	60,000	55,866,045
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,686,795
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,198	12,089,940
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,479,408
					80,230,640
Hungary 0.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	3,627,326
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,093,125
					4,720,451
Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	10,240,713
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,980,294

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.400%	10/30/31	EUR	9,560	$8,717,196
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,731,904
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	15,164,842
					44,834,949
Israel 0.2%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	4,965,188
Italy 2.2%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	783	818,081
Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,249	6,095,226
Region of Umbria, Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	4.282(c)	03/26/31	EUR	817	893,715
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	4,632,533
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		3,300	2,959,132
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	4	4,212
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,528,884
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,519,060
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	20,740,683
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,434,097
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		10,107	10,114,414
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.988(c)	05/11/26	EUR	3,000	3,183,054
					61,923,091
Japan 0.1%
Japan Government Twenty Year Bond, Bonds, Series 159 (k)	0.600	12/20/36	JPY	350,000	2,262,203

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kazakhstan 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN (a)	1.500%	09/30/34	EUR	9,400	$8,066,547
Malta 0.0%
Malta Government Bond, Bonds	1.200	05/13/37	EUR	1,000	808,923
Mexico 0.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	9,250,522
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,008,553
Sr. Unsec’d. Notes(a)	2.875	04/08/39	EUR	5,000	4,248,502
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	781,549
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	325,574
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,679,255
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	993,141
					21,287,096
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	795,222
Panama 0.6%
Panama Government International Bond, Sr. Unsec’d. Notes	8.125	04/28/34		14,636	15,514,160
Peru 0.7%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,014,777
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	7,718	8,186,537
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	10,065,554
					19,266,868
Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,043,352
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,167,156
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	816,395
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	3,961,846

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines (cont’d.)
Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 11	0.990%	08/15/28	JPY	800,000	$5,350,238
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,978,502
					27,317,489
Poland 0.0%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	719,847
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,929,898
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,740,683
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,021,262
Sr. Unsec’d. Notes, EMTN(a)	3.375	02/08/38	EUR	2,138	1,802,219
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	918,595
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	917,622
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,684,486
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	709,701
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,133,230
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,115,245
					17,972,941
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	14,656	11,958,248
Serbia 1.0%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	5,438,623
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	16,095,108
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		9,015	7,189,462
					28,723,193

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Slovenia 0.1%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000%	02/12/31	EUR	100	$88,551
Slovenia Government International Bond, Bonds, 144A	5.000	09/19/33		3,200	3,258,752
					3,347,303
South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700	12/02/24	IDR	40,000	2,531
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	431,352
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	636,008
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,244,811
					2,314,702
Spain 2.3%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	678,384
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,183,648
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,872,029
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,757,202
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,248,407
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	1,904,013
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	7,225	6,785,666
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,118,226
Spain Government Bond Coupon Strips,
Bonds	0.246(s)	01/31/32	EUR	3,900	3,308,484
Bonds(k)	0.320(s)	01/31/33	EUR	2,100	1,731,630
Bonds	0.449(s)	07/30/29	EUR	438	406,753
Bonds	0.958(s)	01/31/35	EUR	168	125,830
Bonds	1.027(s)	01/31/36	EUR	168	120,319
Bonds	1.078(s)	01/31/37	EUR	168	115,824
Bonds	1.296(s)	07/30/41	EUR	436	247,203
Bonds, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,335,202
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	609,399
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	581,527
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	556,358
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	160,562
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	153,274

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Bonds, Series CAC	1.455%(s)	07/30/44	EUR	300	$151,322
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	145,566
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	139,799
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	134,931
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	130,205
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	124,967
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	116,806
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	111,028
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	107,480
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	101,971
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	98,173
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	94,082
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	85,361
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	81,412
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	81,366
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	74,496
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	73,594
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	69,626
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	64,994
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	62,566
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	59,306
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	56,398
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	55,615

Spain Government Bond Principal Strips, Bonds	0.794(s)	07/30/41	EUR	1,700	958,810
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	21,017,040
					63,196,854
Sweden 0.0%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	55,248
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	56,854

Sweden Government Bond, Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,099,270
					1,211,372
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	342,778

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 0.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes	4.375%	01/27/32(d)	EUR	13,211	$2,983,920
United Kingdom 2.3%
HM Treasury UK Sovereign Sukuk PLC, Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	578,753
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	819,236
United Kingdom Gilt,
Bonds(k)	0.875	01/31/46	GBP	100	64,065
Bonds(k)	1.125	01/31/39	GBP	100	83,180
Bonds(k)	1.250	10/22/41	GBP	100	78,935
Bonds(k)	1.250	07/31/51	GBP	100	63,232
Bonds(k)	1.500	07/22/47	GBP	100	72,811
Bonds(k)	1.625	10/22/71	GBP	100	60,194
Bonds(k)	1.750	01/22/49	GBP	100	75,715
Bonds(k)	1.750	07/22/57	GBP	100	68,849
Bonds(k)	2.500	07/22/65	GBP	100	82,513
Bonds(k)	3.250	01/22/44	GBP	100	107,211
Bonds	3.500	07/22/68	GBP	100	106,515
Bonds(k)	3.750	07/22/52	GBP	100	112,655
Bonds	4.000	01/22/60	GBP	100	118,054
Bonds(k)	4.250	03/07/36	GBP	300	389,098
Bonds(k)	4.250	09/07/39	GBP	180	227,863
Bonds(k)	4.250	12/07/40	GBP	100	125,871
Bonds(k)	4.250	12/07/46	GBP	4,475	5,515,437
Bonds(k)	4.250	12/07/49	GBP	100	122,733
Bonds	4.250	12/07/55	GBP	100	122,828
Bonds(k)	4.500	06/07/28	GBP	40,700	53,153,304
Bonds(k)	4.500	12/07/42	GBP	100	128,968
Bonds(k)	4.750	12/07/38	GBP	100	134,490
					62,412,510
Uruguay 0.0%
Uruguay Government International Bond, Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	592,322

Total Sovereign Bonds (cost $839,886,227)					690,719,978
U.S. Government Agency Obligations 0.7%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	15,000	19,823,297

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)
Sri Lanka Government AID Bond U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.300%^	5.953%(c)	11/01/24	USD	500	$495,000

Total U.S. Government Agency Obligations (cost $25,368,676)					20,318,297
U.S. Treasury Obligations 0.4%
U.S. Treasury Bonds(k)	1.125	08/15/40		160	100,500
U.S. Treasury Bonds(h)(k)	2.250	05/15/41		545	409,091
U.S. Treasury Notes(h)(k)	1.500	11/30/28		55	49,259
U.S. Treasury Notes(h)	1.750	03/15/25		325	314,780
U.S. Treasury Notes(h)(k)	1.875	02/15/32		1,615	1,387,638
U.S. Treasury Notes(h)(k)	2.875	05/15/32		2,035	1,882,693
U.S. Treasury Notes(h)(k)	3.875	12/31/27		1,025	1,022,918
U.S. Treasury Notes(h)(k)	4.375	10/31/24		3,400	3,386,055
U.S. Treasury Strips Coupon	1.872(s)	05/15/31		85	63,690
U.S. Treasury Strips Coupon(h)	1.888(s)	08/15/29		345	277,429
U.S. Treasury Strips Coupon(h)	2.089(s)	11/15/35		800	489,875
U.S. Treasury Strips Coupon(h)	2.251(s)	08/15/40		800	383,688

Total U.S. Treasury Obligations (cost $10,669,550)					9,767,616

	Shares
Common Stocks 0.1%
Jamaica 0.0%
Digicel International Finance Ltd. (original Cost $71,769; purchased 01/29/24 - 01/30/24)*(f)	59,495	107,091
United States 0.1%
Chesapeake Energy Corp.	36,731	2,832,327
Ferrellgas Partners LP (Class B Stock) (original cost $749,975; purchased 10/20/14)(f)	2,731	448,967
		3,281,294

Total Common Stocks (cost $690,302)		3,388,385

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 0.0%
Jamaica 0.0%
Digicel International Finance Ltd. (original cost $165,830; purchased 01/26/24 - 01/29/24)*^(f) (cost $165,830)	19,085	$190,850
United States 0.0%
Citigroup Capital XIII, 11.949%(c), 3 Month SOFR + 6.632% (cost $100,000)	4,000	116,120

Total Preferred Stocks (cost $265,830)		306,970

Total Long-Term Investments (cost $3,053,175,660)		2,689,895,052

Short-Term Investments 3.1%
Affiliated Mutual Funds 3.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	37,833,837	37,833,837
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $49,432,873; includes $49,254,977 of cash collateral for securities on loan)(b)(wb)	49,470,175	49,455,333

Total Short-Term Investments (cost $87,266,710)		87,289,170

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.4% (cost $3,140,442,370)		2,777,184,222
Options Written*~ (0.0)%
(premiums received $0)		(122)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.4% (cost $3,140,442,370)		2,777,184,100
Liabilities in excess of other assets(z) (0.4)%		(11,482,780)

Net Assets 100.0%		$2,765,701,320

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
GSI—Goldman Sachs International
HICP—Harmonised Index of Consumer Prices
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $42,915,226 and 1.6% of net assets.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,574,510; cash collateral of $49,254,977 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $20,050,989. The aggregate value of $16,347,186 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	69,580	$(122)
(premiums received $0)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	1 Day Interbank Deposit	Dec. 2028	$51,606	$(12,276)
460	3 Month CME SOFR	Jun. 2024	109,152,250	(27,114)
460	3 Month CME SOFR	Sep. 2024	109,698,500	10,907

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Futures contracts outstanding at January 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
460	3 Month CME SOFR	Dec. 2024	$110,187,250	$26,854
1,293	2 Year U.S. Treasury Notes	Mar. 2024	265,913,531	(109,528)
627	10 Year U.S. Treasury Notes	Mar. 2024	70,429,738	479,777
578	10 Year U.S. Ultra Treasury Notes	Mar. 2024	67,553,750	97,201
9	30 Year Euro Buxl	Mar. 2024	1,337,950	59,193
523	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	67,581,406	(377,833)
1,855	Japanese Yen Currency	Mar. 2024	159,611,156	(559,248)
				(412,067)
Short Positions:
1,069	3 Month CME SOFR	Mar. 2024	252,938,762	(48,725)
266	3 Month CME SOFR	Mar. 2025	63,956,375	(18,116)
330	3 Month CME SOFR	Jun. 2025	79,579,500	(11,536)
330	3 Month CME SOFR	Sep. 2025	79,740,375	(5,099)
330	3 Month CME SOFR	Dec. 2025	79,831,125	(7,375)
188	5 Year Euro-Bobl	Mar. 2024	24,081,930	(172,042)
523	5 Year U.S. Treasury Notes	Mar. 2024	56,688,299	(108,450)
751	10 Year Euro-Bund	Mar. 2024	110,256,634	(2,288,348)
141	20 Year U.S. Treasury Bonds	Mar. 2024	17,250,469	107,889
1,470	British Pound Currency	Mar. 2024	116,819,063	(58,330)
477	Euro Currency	Mar. 2024	64,755,731	371,529
1,358	Euro Schatz Index	Mar. 2024	155,843,446	(478,082)
				(2,716,685)
				$(3,128,752)
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/24	BARC	AUD	43,739	$29,294,453	$28,767,543	$—	$(526,910)
Brazilian Real,
Expiring 02/02/24	CITI	BRL	15,784	3,169,293	3,185,148	15,855	—
Expiring 02/02/24	DB	BRL	3,508	712,718	707,882	—	(4,836)
British Pound,
Expiring 04/19/24	MSI	GBP	2,027	2,571,967	2,570,371	—	(1,596)
Canadian Dollar,
Expiring 04/19/24	BNP	CAD	48,074	35,771,744	35,794,234	22,490	—
Chilean Peso,
Expiring 03/20/24	BNP	CLP	1,149,859	1,301,543	1,232,063	—	(69,480)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 04/24/24	JPM	CNH	766,715	$107,411,631	$107,256,864	$—	$(154,767)
Expiring 04/24/24	JPM	CNH	353,761	49,976,854	49,488,160	—	(488,694)
Czech Koruna,
Expiring 04/19/24	MSI	CZK	116,874	5,125,682	5,079,029	—	(46,653)
Danish Krone,
Expiring 04/19/24	JPM	DKK	15,166	2,237,502	2,207,872	—	(29,630)
Euro,
Expiring 04/19/24	BARC	EUR	3,813	4,155,682	4,134,653	—	(21,029)
Expiring 04/19/24	JPM	EUR	42,965	46,864,792	46,588,656	—	(276,136)
Expiring 04/19/24	JPM	EUR	40,618	44,311,308	44,044,233	—	(267,075)
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	7,300,095	20,761,319	20,412,804	—	(348,515)
Indonesian Rupiah,
Expiring 03/20/24	BOA	IDR	145,032,585	9,322,358	9,187,155	—	(135,203)
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	17,431	4,723,975	4,787,026	63,051	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	11,079,125	77,614,697	76,213,538	—	(1,401,159)
Malaysian Ringgit,
Expiring 03/20/24	BARC	MYR	52,331	11,301,415	11,126,395	—	(175,020)
Mexican Peso,
Expiring 03/20/24	HSBC	MXN	70,393	4,026,041	4,056,238	30,197	—
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	13,564	8,343,757	8,291,100	—	(52,657)
Norwegian Krone,
Expiring 04/19/24	CITI	NOK	87,186	8,392,479	8,304,683	—	(87,796)
Polish Zloty,
Expiring 04/19/24	HSBC	PLN	86,922	21,548,245	21,685,719	137,474	—
Romanian Leu,
Expiring 04/19/24	BARC	RON	11,188	2,461,407	2,427,746	—	(33,661)
Singapore Dollar,
Expiring 03/20/24	BNP	SGD	7,299	5,461,627	5,452,945	—	(8,682)
South Korean Won,
Expiring 03/20/24	BARC	KRW	49,183,698	37,504,155	36,956,588	—	(547,567)
Swiss Franc,
Expiring 04/19/24	BNP	CHF	8,899	10,509,929	10,400,838	—	(109,091)
Thai Baht,
Expiring 03/20/24	MSI	THB	293,289	8,251,439	8,299,010	47,571	—
				$563,128,012	$558,658,493	316,638	(4,786,157)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	CITI	BRL	19,292	$3,914,299	$3,893,029	$21,270	$—
Expiring 04/02/24	DB	BRL	3,529	712,701	707,948	4,753	—
British Pound,
Expiring 04/19/24	BNP	GBP	3,596	4,581,102	4,559,322	21,780	—
Expiring 04/19/24	HSBC	GBP	30,437	38,770,487	38,594,973	175,514	—
Euro,
Expiring 04/19/24	BARC	EUR	5,908	6,433,388	6,406,349	27,039	—
Expiring 04/19/24	BOA	EUR	50,313	54,935,810	54,556,050	379,760	—
Expiring 04/19/24	SSB	EUR	81,403	89,454,899	88,268,292	1,186,607	—
Expiring 04/19/24	SSB	EUR	474	517,534	513,517	4,017	—
Expiring 04/19/24	TD	EUR	75,469	82,413,677	81,834,075	579,602	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BARC	PEN	9,922	2,651,460	2,604,989	46,471	—
Expiring 03/20/24	CITI	PEN	6,402	1,710,325	1,680,888	29,437	—
Expiring 03/20/24	SCB	PEN	8,941	2,354,108	2,347,461	6,647	—
Swedish Krona,
Expiring 04/19/24	GSI	SEK	38,328	3,693,425	3,694,345	—	(920)
				$292,143,215	$289,661,238	2,482,897	(920)
						$2,799,535	$(4,787,077)
Credit default swap agreements outstanding at January 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt (D01)	12/20/28	1.000%(Q)	2,000	11.712%	$(677,934)	$(4,653)	$(673,281)	BARC
Dominican Republic (D01)	12/20/28	1.000%(Q)	2,000	1.824%	(68,853)	(4,653)	(64,200)	BARC
Emirate of Abu Dhabi (D01)	12/20/28	1.000%(Q)	2,000	0.438%	52,404	(4,653)	57,057	BARC
Federal Republic of Nigeria (D01)	12/20/28	1.000%(Q)	2,000	5.558%	(351,251)	(4,653)	(346,598)	BARC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D01)	12/20/28	1.000%(Q)	3,000	0.447%	$77,170	$(6,979)	$84,149	BARC
Federative Republic of Brazil (D01)	12/20/28	1.000%(Q)	9,000	1.372%	(135,424)	(20,937)	(114,487)	BARC
Kingdom of Bahrain (D01)	12/20/28	1.000%(Q)	2,000	2.101%	(91,456)	(4,653)	(86,803)	BARC
Kingdom of Morocco (D01)	12/20/28	1.000%(Q)	2,000	1.056%	(2,494)	(4,653)	2,159	BARC
Kingdom of Saudi Arabia (D01)	12/20/28	1.000%(Q)	4,000	0.592%	77,053	(9,305)	86,358	BARC
People’s Republic of China (D01)	12/20/28	1.000%(Q)	9,000	0.646%	151,175	(20,937)	172,112	BARC
Republic of Argentina (D01)	12/20/28	1.000%(Q)	2,000	35.270%	(1,306,386)	(4,653)	(1,301,733)	BARC
Republic of Chile (D01)	12/20/28	1.000%(Q)	7,000	0.541%	151,427	(16,284)	167,711	BARC
Republic of Colombia (D01)	12/20/28	1.000%(Q)	6,000	1.700%	(175,189)	(13,958)	(161,231)	BARC
Republic of Indonesia (D01)	12/20/28	1.000%(Q)	9,000	0.744%	112,075	(20,937)	133,012	BARC
Republic of Panama (D01)	12/20/28	1.000%(Q)	2,000	1.997%	(82,995)	(4,653)	(78,342)	BARC
Republic of Peru (D01)	12/20/28	1.000%(Q)	3,000	0.687%	45,259	(6,979)	52,238	BARC
Republic of Philippines (D01)	12/20/28	1.000%(Q)	3,000	0.633%	52,256	(6,979)	59,235	BARC
Republic of South Africa (D01)	12/20/28	1.000%(Q)	9,000	2.284%	(482,701)	(20,937)	(461,764)	BARC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D01)	12/20/28	1.000%(Q)	9,000	3.268%	$(835,543)	$(20,937)	$(814,606)	BARC
State of Qatar (D01)	12/20/28	1.000%(Q)	2,000	0.491%	47,672	(4,653)	52,325	BARC
Sultanate of Oman (D01)	12/20/28	1.000%(Q)	2,000	1.163%	(11,919)	(4,653)	(7,266)	BARC
United Mexican States (D01)	12/20/28	1.000%(Q)	9,000	0.900%	50,381	(20,937)	71,318	BARC
Arab Republic of Egypt (D02)	12/20/28	1.000%(Q)	2,000	11.712%	(677,934)	(109)	(677,825)	CITI
Dominican Republic (D02)	12/20/28	1.000%(Q)	2,000	1.824%	(68,853)	(109)	(68,744)	CITI
Emirate of Abu Dhabi (D02)	12/20/28	1.000%(Q)	2,000	0.438%	52,404	(109)	52,513	CITI
Federal Republic of Nigeria (D02)	12/20/28	1.000%(Q)	2,000	5.558%	(351,251)	(109)	(351,142)	CITI
Federation of Malaysia (D02)	12/20/28	1.000%(Q)	3,000	0.447%	77,170	(163)	77,333	CITI
Federative Republic of Brazil (D02)	12/20/28	1.000%(Q)	9,000	1.372%	(135,424)	(489)	(134,935)	CITI
Kingdom of Bahrain (D02)	12/20/28	1.000%(Q)	2,000	2.101%	(91,456)	(109)	(91,347)	CITI
Kingdom of Morocco (D02)	12/20/28	1.000%(Q)	2,000	1.056%	(2,494)	(109)	(2,385)	CITI
Kingdom of Saudi Arabia (D02)	12/20/28	1.000%(Q)	4,000	0.592%	77,053	(217)	77,270	CITI
People’s Republic of China (D02)	12/20/28	1.000%(Q)	9,000	0.646%	151,175	(489)	151,664	CITI
Republic of Argentina (D02)	12/20/28	1.000%(Q)	2,000	35.270%	(1,306,386)	(109)	(1,306,277)	CITI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D02)	12/20/28	1.000%(Q)	7,000	0.541%	$151,427	$(380)	$151,807	CITI
Republic of Colombia (D02)	12/20/28	1.000%(Q)	6,000	1.700%	(175,189)	(326)	(174,863)	CITI
Republic of Indonesia (D02)	12/20/28	1.000%(Q)	9,000	0.744%	112,075	(489)	112,564	CITI
Republic of Panama (D02)	12/20/28	1.000%(Q)	2,000	1.997%	(82,995)	(109)	(82,886)	CITI
Republic of Peru (D02)	12/20/28	1.000%(Q)	3,000	0.687%	45,259	(163)	45,422	CITI
Republic of Philippines (D02)	12/20/28	1.000%(Q)	3,000	0.633%	52,256	(163)	52,419	CITI
Republic of South Africa (D02)	12/20/28	1.000%(Q)	9,000	2.284%	(482,701)	(489)	(482,212)	CITI
Republic of Turkey (D02)	12/20/28	1.000%(Q)	9,000	3.268%	(835,543)	(489)	(835,054)	CITI
State of Qatar (D02)	12/20/28	1.000%(Q)	2,000	0.491%	47,672	(109)	47,781	CITI
Sultanate of Oman (D02)	12/20/28	1.000%(Q)	2,000	1.163%	(11,919)	(109)	(11,810)	CITI
United Mexican States (D02)	12/20/28	1.000%(Q)	9,000	0.900%	50,381	(489)	50,870	CITI
Arab Republic of Egypt (D03)	12/20/28	1.000%(Q)	2,000	11.712%	(677,934)	(931)	(677,003)	CITI
Dominican Republic (D03)	12/20/28	1.000%(Q)	2,000	1.824%	(68,852)	(931)	(67,921)	CITI
Emirate of Abu Dhabi (D03)	12/20/28	1.000%(Q)	2,000	0.438%	52,405	(931)	53,336	CITI
Federal Republic of Nigeria (D03)	12/20/28	1.000%(Q)	2,000	5.558%	(351,251)	(931)	(350,320)	CITI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D03)	12/20/28	1.000%(Q)	3,000	0.447%	$77,170	$(1,396)	$78,566	CITI
Federative Republic of Brazil (D03)	12/20/28	1.000%(Q)	9,000	1.372%	(135,424)	(4,189)	(131,235)	CITI
Kingdom of Bahrain (D03)	12/20/28	1.000%(Q)	2,000	2.101%	(91,456)	(931)	(90,525)	CITI
Kingdom of Morocco (D03)	12/20/28	1.000%(Q)	2,000	1.056%	(2,494)	(931)	(1,563)	CITI
Kingdom of Saudi Arabia (D03)	12/20/28	1.000%(Q)	4,000	0.592%	77,052	(1,862)	78,914	CITI
People’s Republic of China (D03)	12/20/28	1.000%(Q)	9,000	0.646%	151,175	(4,189)	155,364	CITI
Republic of Argentina (D03)	12/20/28	1.000%(Q)	2,000	35.270%	(1,306,386)	(931)	(1,305,455)	CITI
Republic of Chile (D03)	12/20/28	1.000%(Q)	7,000	0.541%	151,427	(3,258)	154,685	CITI
Republic of Colombia (D03)	12/20/28	1.000%(Q)	6,000	1.700%	(175,190)	(2,793)	(172,397)	CITI
Republic of Indonesia (D03)	12/20/28	1.000%(Q)	9,000	0.744%	112,076	(4,189)	116,265	CITI
Republic of Panama (D03)	12/20/28	1.000%(Q)	2,000	1.997%	(82,995)	(931)	(82,064)	CITI
Republic of Peru (D03)	12/20/28	1.000%(Q)	3,000	0.687%	45,259	(1,396)	46,655	CITI
Republic of Philippines (D03)	12/20/28	1.000%(Q)	3,000	0.633%	52,256	(1,396)	53,652	CITI
Republic of South Africa (D03)	12/20/28	1.000%(Q)	9,000	2.284%	(482,700)	(4,189)	(478,511)	CITI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D03)	12/20/28	1.000%(Q)	9,000	3.268%	$(835,543)	$(4,189)	$(831,354)	CITI
State of Qatar (D03)	12/20/28	1.000%(Q)	2,000	0.491%	47,672	(931)	48,603	CITI
Sultanate of Oman (D03)	12/20/28	1.000%(Q)	2,000	1.163%	(11,918)	(931)	(10,987)	CITI
United Mexican States (D03)	12/20/28	1.000%(Q)	9,000	0.900%	50,382	(4,189)	54,571	CITI
					$(10,215,815)	$(284,617)	$(9,931,198)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.40.V1 (D01)	12/20/28	1.000%(Q)	100,000	$3,386,103	$135,250	$3,250,853	BARC
CDX.EM.40.V1 (D02)	12/20/28	1.000%(Q)	100,000	3,386,103	(92,323)	3,478,426	CITI
CDX.EM.40.V1 (D03)	12/20/28	1.000%(Q)	100,000	3,386,103	(52,020)	3,438,123	CITI
				$10,158,309	$(9,093)	$10,167,402
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D03).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	02/14/24	0.500%(M)	48,296	*	$31,481	$(311)	$31,792	GSI
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		723	$48,139		$55,548		$(7,409)		HSBC
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	371,773		7,488		364,285		BARC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	380,750		506,255		(125,505)		GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	952,041		1,468,542		(516,501)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	2,170,288		3,322,784		(1,152,496)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	250,901		268,201		(17,300)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	150,541		267,351		(116,810)		JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	860,645		1,254,411		(393,766)		JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		4,305	(29,942)		89,996		(119,938)		BNP
Petroleos Mexicanos	03/20/24	1.000%(Q)		2,230	(534)		6,782		(7,316)		MSI
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	829,939		875,779		(45,840)		BARC
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	235,145		249,485		(14,340)		BARC
Republic of Estonia	12/20/25	1.000%(Q)		10,000	(135,754)		(89,620)		(46,134)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(121,573)		(144,855)		23,282		BARC
Republic of Serbia	12/20/25	1.000%(Q)		5,000	(20,148)		17,751		(37,899)		BNP
Republic of South Africa	06/20/26	1.000%(Q)		1,000	5,309		18,931		(13,622)		GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(35,013)		—		(35,013)		BARC
					$5,912,507		$8,174,829		$(2,262,322)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)		3,260	0.394%	$48,761	$23,393	$25,368	BOA
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.132%	163,116	131,438	31,678	DB
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	0.683%	32,309	18,166	14,143	CITI
DP World PLC	12/20/24	1.000%(Q)		2,000	0.574%	9,820	1,663	8,157	BARC
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		3,480	0.130%	15,806	11,549	4,257	BNP
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.206%	8,132	668	7,464	CITI
Gazprom PAO	12/20/26	1.000%(Q)		8,600	12.449%	(2,068,901)	(3,123,137)	1,054,236	HSBC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	0.245%	$73,161	$(17,632)	$90,793	DB
Halliburton Co.	12/20/26	1.000%(Q)		4,240	0.317%	84,027	23,453	60,574	GSI
Hellenic Republic	06/20/24	1.000%(Q)		1,000	0.077%	4,744	(15,614)	20,358	BARC
Hellenic Republic	06/20/29	1.000%(Q)		5,400	0.722%	78,753	(39,387)	118,140	BARC
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.629%	115,504	12,688	102,816	CITI
Hellenic Republic	12/20/31	1.000%(Q)		6,000	1.022%	(1,669)	(140,813)	139,144	CITI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)		34,770	0.155%	14,811	4,521	10,290	BOA
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		1,000	0.759%	3,289	2,275	1,014	BARC
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.195%	507,118	459,114	48,004	CITI
Kingdom of Spain	06/20/24	1.000%(Q)		700	0.071%	3,336	(1,834)	5,170	MSI
Kingdom of Spain	06/20/25	1.000%(Q)		9,940	0.149%	126,093	(26,469)	152,562	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.149%	95,141	(24,724)	119,865	JPM
Kingdom of Spain	06/20/25	1.000%(Q)		1,645	0.149%	20,868	5,967	14,901	BARC
People’s Republic of China	12/20/24	1.000%(Q)		1,000	0.243%	7,799	3,742	4,057	CITI
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.901%	3,868	(33,668)	37,536	CITI
Republic of Estonia	12/20/25	1.000%(Q)	EUR	10,000	0.271%	158,577	67,976	90,601	DB
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.421%	53,505	17,217	36,288	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.167%	5,862	5,713	149	BOA
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.144%	49,234	1,882	47,352	GSI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.169%	$77,360	$28,832	$48,528	MSI
Republic of Italy	06/20/24	1.000%(Q)		6,000	0.118%	27,513	(23,912)	51,425	BOA
Republic of Italy	06/20/24	1.000%(Q)		900	0.032%	4,425	(3,672)	8,097	DB
Republic of Italy	06/20/26	1.000%(Q)		4,200	0.362%	65,999	(78,268)	144,267	BOA
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.986%	2,377	(22,043)	24,420	BARC
Republic of Italy	12/20/33	1.000%(Q)		50,000	1.285%	(1,047,042)	(1,341,529)	294,487	BARC
Republic of Panama	12/20/26	1.000%(Q)		4,200	1.403%	(40,368)	6,978	(47,346)	CITI
Republic of Poland	06/20/24	1.000%(Q)		6,615	0.136%	29,882	1,973	27,909	BNP
Republic of Serbia	12/20/25	1.000%(Q)	EUR	5,000	0.843%	22,020	(165,058)	187,078	DB
Republic of Serbia	12/20/25	5.000%(Q)		4,500	0.843%	365,444	333,317	32,127	CITI
Republic of Serbia	12/20/25	1.000%(Q)		1,000	0.843%	4,030	(549)	4,579	BNP
Republic of Slovenia	06/20/24	1.000%(Q)		900	0.066%	4,309	(5,035)	9,344	HSBC
Republic of South Africa	06/20/31	1.000%(Q)		3,000	3.015%	(350,839)	(281,597)	(69,242)	MSI
State of Illinois	12/20/24	1.000%(Q)		2,800	0.889%	6,046	(29,782)	35,828	GSI
State of Illinois	06/20/28	1.000%(Q)		1,000	1.700%	(25,213)	(54,499)	29,286	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.343%	76,523	63,736	12,787	CITI
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR	6,790	0.214%	3,214	(4,141)	7,355	BNP
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.426%	58,054	29,538	28,516	BOA
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.257%	28,030	17,307	10,723	DB

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)	5,000	0.323%	$156,880	$141,883	$14,997	BARC
United Mexican States	12/20/26	1.000%(Q)	4,000	0.447%	65,104	2,728	62,376	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	9,960	0.505%	123,644	99,609	24,035	GSI
					$(729,544)	$(3,916,037)	$3,186,493

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	$5,047,814	$7,888,986	$(2,841,172)	MSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	1.681%	$(5,047,813)	$(5,630,715)	$582,902	MSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 5.320%	SCB	01/10/27	$(170,796)	$—	$(170,796)
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)/ 5.593%	MSI	08/12/24	381,098	—	381,098
							$210,302	$—	$210,302

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
EUR	11,120	01/15/29	2.012%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$(14,967)	$(14,967)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 4.435%	$(754,950)	$(837,883)	$(82,933)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 4.435%	104,389	(644,038)	(748,427)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 4.435%	—	(1,461,071)	(1,461,071)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/ 5.395%	38,971	(2,265,275)	(2,304,246)
CAD	4,800	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 5.070%	135,280	14,256	(121,024)
CAD	12,150	12/03/48	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	(211,999)	(1,420,389)	(1,208,390)
CAD	3,000	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.070%	(54,684)	1,492	56,176
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 1.698%	(48,501)	(874,316)	(825,815)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ 1.698%	(623)	(86,588)	(85,965)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ 1.698%	—	(371,861)	(371,861)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 1.698%	(3,532)	(41,820)	(38,288)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 7.250%	$—	$(72,777)	$(72,777)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 7.250%	—	(124,574)	(124,574)
CLP	7,540,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(127,984)	(127,984)
CLP	3,100,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(157,418)	(157,418)
CLP	818,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(40,734)	(40,734)
CLP	5,294,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(164,094)	(164,094)
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(8)	65,697	65,705
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(2)	67,282	67,284
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(44)	144,882	144,926
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	92,452	92,452
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(22)	329,828	329,850
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(6)	9,707	9,713

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	$1	$16,565	$16,564
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(135)	(42,699)	(42,564)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	13	(998)	(1,011)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(23)	87,980	88,003
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(59)	233,139	233,198
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(24)	62,778	62,802
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(54)	236,108	236,162
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	234	378,192	377,958
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	474,541	474,541
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(216)	370,476	370,692

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	$(52)	$103,627	$103,679
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	139,259	139,259
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(569)	903,266	903,835
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	11,614	11,614
CNH	197,265	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	224,484	581,533	357,049
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	121,397	121,397
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/ 3.933%	5	(69,279)	(69,284)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 3.933%	10	(52,037)	(52,047)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 3.933%	6	(12,701)	(12,707)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 3.933%	—	(106,252)	(106,252)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 3.933%	—	(15,252)	(15,252)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.835%	—	(18,025,987)	(18,025,987)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.894%	$(9,846)	$(4,980,743)	$(4,970,897)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 3.835%	131	(721,813)	(721,944)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 3.835%	1,226	(526,652)	(527,878)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 3.835%	(67,693)	(482,813)	(415,120)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 3.835%	(44,428)	(989,381)	(944,953)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 3.835%	—	(342,772)	(342,772)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.835%	—	1,025,074	1,025,074
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.835%	(277,959)	(1,992,546)	(1,714,587)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.835%	—	(805,595)	(805,595)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 3.894%	(2,775)	(78,933)	(76,158)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.835%	—	2,095,239	2,095,239
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.905%	—	(2,179,453)	(2,179,453)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.835%	—	4,927,731	4,927,731
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.905%	—	(5,135,529)	(5,135,529)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.835%	$—	$(2,861,356)	$(2,861,356)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.835%	—	1,912,157	1,912,157
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.905%	—	(2,009,571)	(2,009,571)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 3.835%	(114,738)	(311,200)	(196,462)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.835%	12,548	(906,551)	(919,099)
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.905%	(7,549)	1,090,736	1,098,285
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 3.835%	—	(5,694,269)	(5,694,269)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 3.835%	(104,036)	(618,637)	(514,601)
GBP	5,330	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 5.188%	430,155	498,692	68,537
GBP	86,340	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.188%	5,485,601	12,436,087	6,950,486
GBP	40,655	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.188%	8,130,379	6,716,964	(1,413,415)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/ 5.188%	1,155	481,998	480,843
GBP	8,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.188%	823,701	1,496,838	673,137
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.188%	2,099,979	1,735,674	(364,305)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 5.188%	$(888,665)	$(1,599,188)	$(710,523)
GBP	14,450	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 5.188%	4,631,444	3,957,129	(674,315)
GBP	7,500	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 5.188%	(2,293,441)	(2,693,948)	(400,507)
GBP	5,150	05/08/38	1.200%(A)	1 Day SONIA(1)(A)/ 5.188%	2,163,665	1,959,536	(204,129)
GBP	15,305	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	82,242	(6,854,426)	(6,936,668)
GBP	10,915	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.188%	5,389,266	5,067,805	(321,461)
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	2,336,124	(6,992,792)	(9,328,916)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	652,537	(1,880,668)	(2,533,205)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 5.188%	(32)	(2,641,933)	(2,641,901)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	(228,888)	(1,044,210)	(815,322)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 8.760%	—	(312,226)	(312,226)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/ 4.416%	(345)	(1,031,073)	(1,030,728)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/ (0.011)%	(5,541)	(3,601)	1,940
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)/ (0.011)%	380	(10,179)	(10,559)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ (0.011)%	$12	$(341,256)	$(341,268)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ (0.011)%	27	(250,112)	(250,139)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ (0.011)%	2,733	(164,819)	(167,552)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ (0.011)%	41	(183,250)	(183,291)
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.011)%	1,970,701	1,092,518	(878,183)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ (0.011)%	—	(186,527)	(186,527)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (0.011)%	58	(315,066)	(315,124)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ (0.011)%	(3,277)	36,469	39,746
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ (0.011)%	(1,431)	(444,598)	(443,167)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ (0.011)%	(758)	13,588	14,346
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ (0.011)%	(2,135)	19,975	22,110
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ (0.011)%	(1,836)	18,598	20,434
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ (0.011)%	(3,403)	38,316	41,719
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ (0.011)%	(8,707)	123,415	132,122

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ (0.011)%	$(178)	$(83,916)	$(83,738)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ (0.011)%	(765)	(41,246)	(40,481)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ (0.011)%	(429)	(42,415)	(41,986)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ (0.011)%	(198)	(53,016)	(52,818)
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ (0.011)%	42	(268,137)	(268,179)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ (0.011)%	(1,143)	(72,112)	(70,969)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ (0.011)%	(471)	(37,354)	(36,883)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ (0.011)%	(611)	(28,443)	(27,832)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ (0.011)%	(867)	(44,559)	(43,692)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ (0.011)%	(928)	(94,770)	(93,842)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ (0.011)%	(1,136)	(37,233)	(36,097)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ (0.011)%	(906)	(29,085)	(28,179)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ (0.011)%	(23)	(549,168)	(549,145)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ (0.011)%	(2)	(371,475)	(371,473)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ (0.011)%	$—	$(30,888)	$(30,888)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ (0.011)%	(479)	(16,159)	(15,680)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ (0.011)%	—	145,098	145,098
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.011)%	(261,065)	(253,029)	8,036
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ (0.011)%	(22,040)	(355,757)	(333,717)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ (0.011)%	(7,584)	(393,665)	(386,081)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ (0.011)%	(5,670)	(334,754)	(329,084)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ (0.011)%	318,796	252,220	(66,576)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ (0.011)%	(12,194)	(213,867)	(201,673)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ (0.011)%	(1,221)	(1,476,049)	(1,474,828)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ (0.011)%	(532)	(622,792)	(622,260)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ (0.011)%	(824)	(120,378)	(119,554)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ (0.011)%	(6,198)	(3,059,242)	(3,053,044)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ (0.011)%	(4,604)	(1,045,442)	(1,040,838)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ (0.011)%	$(690)	$(139,357)	$(138,667)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ (0.011)%	(343)	(21,445)	(21,102)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ (0.011)%	(1,427)	(513,997)	(512,570)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ (0.011)%	(156)	(1,059,098)	(1,058,942)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ (0.011)%	(3,558)	(951,827)	(948,269)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ (0.011)%	(12,245)	(1,924,806)	(1,912,561)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ (0.011)%	(14,564)	(2,069,709)	(2,055,145)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ (0.011)%	(12,585)	(2,727,731)	(2,715,146)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ (0.011)%	—	494,496	494,496
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(7)	(640,881)	(640,874)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	(39,107)	(39,107)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	400,356	(801,002)	(1,201,358)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	12	(898,698)	(898,710)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	(462,626)	(462,626)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	$—	$(331,237)	$(331,237)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(16,346)	(3,922)	12,424
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	68,764	68,764
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.840%	—	(264,870)	(264,870)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.840%	—	(513,395)	(513,395)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 5.670%	—	(250,661)	(250,661)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	(434,542)	(434,542)
SEK	60,000	07/10/32	3.150%(Q)	3 Month STIBOR(1)(Q)/ 4.093%	(346,154)	(356,276)	(10,122)
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.484%	90,177	(1,440,550)	(1,530,727)
THB	60,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(7,033)	(7,033)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(395,700)	(395,700)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 2.483%	(833)	9,446	10,279
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(178,347)	(178,347)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(476,929)	(476,929)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.483%	$—	$(276,778)	$(276,778)
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	21,899	21,899
TWD	255,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	70,713	70,713
	334,175	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.320%	—	(343,346)	(343,346)
	302,280	07/30/24	5.159%(T)	1 Day SOFR(2)(T)/ 5.320%	—	69,281	69,281
	301,810	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.320%	—	373,251	373,251
	565,140	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.320%	—	236,703	236,703
	284,850	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.320%	—	927,663	927,663
	180,200	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.320%	—	141,414	141,414
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(896,223)	(896,223)
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(337,428)	(337,428)
	27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(775,758)	(775,758)
	30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(690,237)	(690,237)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/ 5.320%	$—	$(231,314)	$(231,314)
38,155	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.320%	—	235,932	235,932
				$29,644,919	$(60,496,004)	$(90,140,923)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	$35,301	$3	$35,298	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.700%	(1,561)	—	(1,561)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	1,606	—	1,606	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.700%	(138,764)	—	(138,764)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	141,500	—	141,500	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	96,573	—	96,573	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	43,306	—	43,306	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	22,640	—	22,640	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	147,149	—	147,149	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	14,910	—	14,910	HSBC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	$(8,366)	$—	$(8,366)	CITI
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(50,742)	(7)	(50,735)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(63,669)	—	(63,669)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(74,402)	—	(74,402)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(32,541)	—	(32,541)	JPM
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	2,391	—	2,391	CITI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(90,373)	(202)	(90,171)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(219,385)	(418)	(218,967)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(2,242)	(6)	(2,236)	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(50,575)	17	(50,592)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(122,033)	9	(122,042)	MSI
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/ 6.368%	142,477	—	142,477	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 3.740%	(291,731)	—	(291,731)	JPM
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	(373,903)	—	(373,903)	CITI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	$(732,802)	$—	$(732,802)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	416,552	—	416,552	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	802,842	—	802,842	CITI
					$(385,842)	$(604)	$(385,238)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 5.320%	DB	09/21/24	28,000	$587,834	$—	$587,834
U.S. Treasury Bond(T)	1 Day USOIS +2bps(T)/ 5.075%	JPM	02/02/24	76,830	(1,345,740)	—	(1,345,740)
					$(757,906)	$—	$(757,906)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).